Schedule of Loans with Related Parties (Details) (Parenthetical)	Jun. 30, 2023 AUD ($)
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Accrued interest	$ 74,892
Top of range [member]
IfrsStatementLineItems [Line Items]
Accrued interest	$ 24,964